Shareholders’ Equity (Deficit) (Details) - Schedule of Share-Based Compensation Expenses - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Share-Based Compensation Expenses [Line Items]
Share based compensation expenses	$ 241	$ 790	$ 299
Research and Development Expense [Member]
Schedule of Share-Based Compensation Expenses [Line Items]
Share based compensation expenses	83	180	105
Selling and Marketing Expense [Member]
Schedule of Share-Based Compensation Expenses [Line Items]
Share based compensation expenses	61	401	111
General and Administrative Expense [Member]
Schedule of Share-Based Compensation Expenses [Line Items]
Share based compensation expenses	$ 97	$ 209	$ 83